Nature of Operations and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Regulatory Assets [Abstract]
Net loss	$ (4,404,770)	$ (2,447,320)	$ (18,105,315)	$ (7,917,853)
Net cash used for operating activities			(10,525,182)
Net cash used by investing activities			(78,416)
Cash and cash equivalents	5,628,880		4,084,085	1,477,143	$ 354,254
Accumulated deficit	$ (65,006,548)		$ (60,601,778)	$ (24,550,308)
Financing to be raised through the sale and issuance shares		$ 88,093